Long-Term Investments - Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 9,267	$ 8,541
Equity Securities [Member]
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,500	$ 8,541
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.60%	0.60%
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	2.90%	2.90%
BIWIN Storage Technology Corp.(BIWIN)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 0	$ 2,041
Equity Investments Percentage of Ownership	0.00%	0.30%
BIWIN Storage Technology Corp.(BIWIN) | Equity Securities [Member]
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 2,767	$ 0
Equity Investments Percentage of Ownership	0.30%
Kinara, Inc (Kinara)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,500	$ 6,500
Equity Investments Percentage of Ownership	14.10%	14.40%